October 1, 2020
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide Variable Account-4
Nationwide Life Insurance Company
J.P. Morgan Multi-Asset Choice (File No. 333-240010)
J.P. Morgan Multi Asset Choice New York (File No. 333-240009)
CIK Number: 0000843075
Dear Ms. Hahn:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-4 (the "Variable Account"), we are filing these Pre-Effective Amendments No. 1 in relation to the above referenced Registration Statements. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On July 22, 2020, Nationwide filed the above referenced initial Registration Statements. Nationwide received your comments on September 18, 2020. These Pre-Effective Amendments No. 1 reflect the changes that are a result of your comments as well as miscellaneous disclosure updates. Unless otherwise noted, the responses below are applicable to the Pre-Effective Amendments No. 1 for both of the above referenced Registration Statements. Unless otherwise specified, page numbers referenced below have been updated to refer to this Pre-Effective Amendment No. 1.
General:
(1)	Please advise whether there are any types of guarantees or support agreements with third parties to support any of the Company’s obligations under the contract or whether the Company will be solely responsible for payment contract benefits.
Response. Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the contract. Nationwide is solely responsible for paying out all guarantees associated with the contract benefits.
(2)	Please remove all brackets and provided any missing information such as the financials in your next filing with the Commission. We may have further comments.
Response. Nationwide has removed all brackets and has provided any previously missing information within in this Pre-Effective Amendment No. 1 to the Registration Statement.
(3)	Please provide all information for underlying mutual funds, including information for the fee table.
Response. Nationwide has provided the information for the underlying mutual funds, including the information for the fee table, in this Pre-Effective Amendment No. 1 to the Registration Statement.
Specific Comments:
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Synopsis of the Contracts, page 10
(1)	The introductory paragraph states that more detailed information about the contracts can be found in Appendix C. Please briefly identify and summarize the information presented in Appendix C in the prospectus, or supplementally explain why it is appropriate to present this information in the Appendix only.
Response: The disclosure has been revised to state:
For information about the tax treatment of the different contract types, see Appendix C: Contract Types and Tax Information.
Contract Expenses, pages 9-10
(1)	Since contracts are sold only to advisory clients of JPMS, please consider stating that the fee tables do not include any charges or fees paid to JPMS.
Response: While the contracts will only be sold to advisory clients of JPMS, the Contract Owners are not required maintain an advisory relationship with JPMS for the contract to remain in effect. The disclosure has been drafted to recognize that a Contract Owner’s relationship with JPMS may end subsequent to the purchase of the contract and the Contract Owner may seek investment advice about the contract from another financial professional who may also assess advisory fees. The following additional language has been added to the disclosure:
Any fees that a Contract Owner pays to JPMS or other financial professionals are in addition to the Contract expenses described in this section.
Surrenders/ Withdrawals, page 10
(1)	As noted above in the introduction to the fee table, please disclose that surrenders and withdrawals may be taken without penalty or payment of fees.
Response: The following language has been added to the disclosure:
There are no contract fees or expenses incurred when a Contract Owner takes a withdrawal.
(2)	Please clarify that surrenders and withdrawals may be subject to state and federal taxes as well as a penalty tax if taken before age 59-1/2.
Response: The following language has been added to the disclosure:
Withdrawals from the Contract may be subject to federal and state income tax and/or a tax penalty, see Appendix C: Contract Types and Tax Information.
Substitution of Securities, page 13-14
(1)	At the top of page 14, please revise (2) to clarify that "further investment in an underlying mutual fund is inappropriate" as determined by Nationwide. Please also consider giving an example of what circumstances would make further investments in an underlying mutual fund "inappropriate."
Response: The following language has been added to (2) of the disclosure (emphasis added):
further investment in an underlying mutual fund is inappropriate as determined by Nationwide in accordance with its processes and procedures.
The Contract in General, page 15
(1)	We note the discussion of state law variations in the second paragraph. Please confirm that, to the extent any changes are material, you will update the prospectus to reflect such changes.
Response: For File No. 333-240009, references to state law variations have been deleted as this Registration Statement is only applicable for contracts available in the State of New York. For File No. 333-240010, "Appendix D State Variations Information" has been added to reflect material variations due to state law.
Restrictions due to Transfer Frequency, page 24
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(1)	Please consider moving this section and "Other Restrictions" so they come before "Redemption Fees" since the introductory paragraph and these two sections discuss actions Nationwide make take while "Redemption Fees" and "Underlying Mutual Fund Restrictions and Prohibitions" discuss actions taken at the underlying fund level.
Response: We appreciate the Staff’s recommendations for revising this disclosure. We intend to review and revise this section in its entirety across all Nationwide products as part of the May 1, 2021 update season.
Right to Examine and Cancel, page 26
(1)	Please disclose, if true, that Nationwide will not deduct any fees and charges if a contract owner cancels a contract pursuant to the Free Look right.
Response: The following language has been added to the disclosure in File No. 333-240010:
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Response: The following language has been added to the disclosure in File No. 333-240009:
Nationwide will return the Contract Value as of the date of cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Withdrawals, page 26
(1)	Please disclose any limits on withdrawals; for example, whether there are any limits on the number of withdrawals a year or the dollar amount in writing.
Response: There are no limits on the number or dollar amount of withdrawals that may be taken in a year.
Withdrawals to Pay Advisory Fees, page 27
(1)	The cover page states that any contract sold pursuant to this prospectus will only be sold to advisory clients of JPMS who must pay a fee to JPMS. Please revise the first sentence of this section to reconcile with the cover page.
Response: While the contracts will only be sold to advisory clients of JPMS, the Contract Owners are not required maintain an advisory relationship with JPMS for the contract to remain in effect. The disclosure has been drafted to recognize that a Contract Owner’s relationship with JPMS may end subsequent to the purchase of the contract and the Contract Owner may seek investment advice about the contract from another financial professional who may also assess advisory fees.
(2)	Please disclose, if accurate, that advisory fees deducted from the contract value will not be considered a withdrawal for tax purposes.
Response: Advisory fees deducted from the contract value are not considered withdrawal for tax purposes in some instances if specific requirements are met. Appendix C: Contract Types and Tax Information provides the more detailed information about when advisory fees deducted from the contract are not considered as a withdrawal and when they are considered a withdrawal for tax purposes.
Asset Allocation Service and Asset Rebalancing Program, page 28
(1)	As noted above in comment 13, the contracts offered pursuant to this prospectus will only be sold to advisory clients of JPMS. Please revise the first sentence of the Asset Allocation Section accordingly.
Response: While the contracts will only be sold to advisory clients of JPMS, the Contract Owners are not required maintain an advisory relationship with JPMS for the contract to remain in effect. The disclosure has been drafted to recognize that a Contract Owner’s relationship with JPMS may end subsequent to the purchase of the contract, which would also terminate the Contract Owner’s access to the Asset Allocation Service. Contract Owners who are no longer advisory clients of JPMS may utilize the Asset Rebalancing Program.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(2)	Please clarify what happens when a chosen fund is no longer available for both the Asset Allocation Service and the Asset Rebalancing Program.
Response: The following language has been added to the Asset Allocation Service disclosure:
In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, unit the Contract Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions.
Response: The following language has been added to the Asset Rebalancing Program disclosure:
In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, unit the Contract Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions.
Exhibits:
(1)	Please file any missing exhibits, including the auditor’s consent.
Response: The missing exhibits, including the auditor’s consent, are provided with these Pre-Effective Amendments.
Please contact me direct at (614) 249-2066 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Sabrina Riggs
Sabrina Riggs
Counsel
cc:	Ms. Jaea Hahn
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies